Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Common Unit (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Numerator:
Net loss attributable to common stock/unitholders	$ (64,530)	$ (40,620)	$ (128,097)	$ (85,078)
Less: Undeclared and deemed dividends attributable to unitholders prior to restructuring as part of the IPO	(5,418)	(7,420)	(27,220)	(21,722)
Less: Net loss attributable to OSH LLC prior to restructuring as part of the IPO	(64)	$ (224)	(498)	$ (152)
Net loss attributable to OSH Inc.	$ (33,411)		$ (33,411)
Denominator:
Weighted average common stock outstanding - basic and diluted1	218,261,866		218,261,866
Net loss per share – basic and diluted	$ (0.15)		$ (0.15)
IPO [Member]
Numerator:
Less: Undeclared and deemed dividends attributable to unitholders prior to restructuring as part of the IPO	$ (5,418)		$ (27,220)
Less: Net loss attributable to OSH LLC prior to restructuring as part of the IPO	$ (25,701)		$ (67,466)